FHLB ADVANCES	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 11	FHLB ADVANCES

FHLB advances are collateralized by all shares of FHLB stock owned by the Bank and by the Bank’s qualified mortgage loans. At December 31, 2011, the loans pledged for FHLB advances had a carrying value of $37,903,000. At December 31, 2011 as well as 2010, the Corporation had no borrowings with FHLB.